FINANCIAL RISK MANAGEMENT - DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 1,031.1	$ 823.6
Fair value	(6.2)	1.4
Foreign exchange derivatives | 2024
Disclosure of detailed information about financial instruments [line items]
Notional amount		823.6
Fair value	1,031.1
cash flows from operations | Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,372.3	1,057.0
Fair value	(8.7)	(1.4)
cash flows from operations | 2024 | Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount		1,057.0
Fair value	1,327.3
cash flows from operations | 2025 | Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value	45.0
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	110.5	213.3
Fair value	3.3	5.7
Interest rate derivatives | 2025
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 110.5
Interest rate derivatives | 2026 and after
Disclosure of detailed information about financial instruments [line items]
Fair value		$ 213.3